UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009
                                                -----------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Merchants' Gate Capital LP
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Address:   712 Fifth Avenue, 19th Floor
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           New York, NY 10019
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Form 13F File Number:     028-12839
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Jason Capello
           --------------------------------------------------
Title:      Portfolio Manager
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Phone:      (212) 993-7040
           --------------------------------------------------

Signature, Place, and Date of Signing:

           /s/ Jason Capello             New York, NY           8/14/09
       ------------------------   ---------------------------  ---------
             [Signature]                [City, State]            [Date]


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  none





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                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                               -------------

Form 13F Information Table Entry Total:          20
                                               -------------

Form 13F Information Table Value Total:         $924,139
                                               -------------
                                                (thousands)


List of Other Included Managers:  none


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




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                                                             FORM13F INFORMATION TABLE



     COLUMN 1                 COLUMN 2    COLUMN 3   COLUMN 4           COLUMN 5       COLUMN 6    COLUMN 7        COLUMN 8

                              TITLE OF                VALUE        SHRS OR  SH/ PUT/  INVESTMENT    OTHER       VOTING AUTHORITY
NAME OF ISSUER                 CLASS       CUSIP     (x$1000)      PRN AMT  PRN CALL  DISCRETION   MANAGERS   SOLE    SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------

CHOICE HOTELS INTL INC        COM         169905106     2,661      100,000  SH           SOLE                 100,000    0       0
ECOLAB INC                    COM         278865100    51,545    1,332,000  SH           SOLE               1,332,000    0       0
FMC TECHNOLOGIES INC          COM         30249U101     4,791      127,500  SH           SOLE                 127,500    0       0
GPO AEROPORTUARIO DEL PAC SA  SPON ADR B  400506101    45,255    1,763,635  SH           SOLE               1,763,635    0       0
INTERFACE INC                 CL A        458665106     2,981      479,285  SH           SOLE                 479,285    0       0
MASTERCARD INC                CL A        57636Q104   100,386      600,000  SH  CALL     SOLE                 600,000    0       0
MASTERCARD INC                CL A        57636Q104    56,049      335,000  SH           SOLE                 335,000    0       0
MONSANTO CO NEW               COM         61166W101    35,312      475,000  SH           SOLE                 475,000    0       0
NVR INC                       COM         62944T105    11,816       23,519  SH           SOLE                  23,519    0       0
PACTIV CORP                   COM         695257105    38,922    1,793,655  SH           SOLE               1,793,655    0       0
POTASH CORP SASK INC          COM         73755L107     2,326       25,000  SH           SOLE                  25,000    0       0
PRICELINE COM INC             COM NEW     741503403    41,582      372,769  SH           SOLE                 372,769    0       0
ROCKWOOD HLDGS INC            COM         774415103     2,755      188,200  SH           SOLE                 188,200    0       0
SPDR TR                       UNIT SER 1  78462F103   248,265    2,700,000  SH  PUT      SOLE               2,700,000    0       0
TARGET CORP                   COM         87612E106    13,815      350,000  SH  CALL     SOLE                 350,000    0       0
TARGET CORP                   COM         87612E106    66,042    1,673,215  SH           SOLE               1,673,215    0       0
ULTRA PETROLEUM CORP          COM         903914109    39,000    1,000,000  SH  CALL     SOLE               1,000,000    0       0
UTI WORLDWIDE INC             ORD         G87210103    22,370    1,962,270  SH           SOLE               1,962,270    0       0
XTO ENERGY INC                COM         98385X106    49,582    1,300,000  SH  CALL     SOLE               1,300,000    0       0
XTO ENERGY INC                COM         98385X106    88,684    2,325,227  SH           SOLE               2,325,227    0       0

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